Available-for-sale debt securities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Abstract]
Debt securities, available-for-sale, allowance for credit loss	$ 0	$ 0
Debt securities, available-for-sale, amortized cost, maturity, allocated and single maturity date, after year 5 through 10	0	0
Debt securities, available-for-sale, continuous unrealized loss position, 12 months or longer, accumulated loss	$ 0	$ 0